Debt - Senior Secured Debt - Additional Information (Detail)									3 Months Ended	12 Months Ended
	May 03, 2016 USD ($)	Jan. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	May 18, 2015	Apr. 03, 2015	Mar. 31, 2015 USD ($)	Aug. 15, 2013 USD ($)	May 23, 2013 USD ($) Tranches	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2015 USD ($)
Debt Instrument [Line Items]
Fair value of warrant, current									$ 3,121,000
Senior secured debt									65,440,000	$ 63,093,000	$ 47,704,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt covenant description	The Company's restructured senior secured debt includes a liquidity covenant whereby the Company must maintain a cash balance greater than $5 million. Based upon current projections, the Company will not meet its liquidity covenant requirement at or around March, 2017. The Company intends to maintain compliance with this liquidity covenant by raising additional capital. There can be no assurances that financing will be available on terms acceptable to the Company, or at all.
Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Senior secured debt									$ 13,250,000	10,956,000	2,495,000
Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Warrant exercisable price | $ / shares		$ 1.25
Fair value of warrant, current		$ 4,000,000
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Total potential borrowings								$ 50,000,000
Debt instrument term								6 years
Number of tranches | Tranches								3
Debt interest rate, stated percentage								11.00%
Minimum cash balance covenant										$ 2,000,000
Debt covenant description										The Term Loan contains a minimum cash balance covenant which requires the Company to maintain a balance of at least $2 million in cash and cash equivalents at all times.
Term loan principal required repayment, amount												$ 23,000,000
Term loan principal required repayment, description										In addition, the Term Loan contains a minimum revenue covenant for 2014 of $25 million which the Company did not meet. The agreement requires the Company to repay the Term Loan principal in an amount that is equal to two times the revenue shortfall, or $23 million, by April 30, 2015 using proceeds from either newly obtained subordinated debt or an equity financing.
Minimum revenue covenant										$ 50,000,000	25,000,000
Additional default interest rate					4.00%
Prepayment premium				4.00%	4.00%
Aggregate interest rate				15.00%
Extended repayment debt									May 03, 2016	Apr. 30, 2016
Capital Royalty Partners Term Loan [Member] | Cash Interest [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage								7.50%
Capital Royalty Partners Term Loan [Member] | Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage								3.50%
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior secured debt	$ 50,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Extended repayment debt									Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage	11.00%
Extended repayment debt	Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase shares | shares		16,000,000
Warrant exercisable price | $ / shares		$ 1.25
Term of warrants		1 year
Fair value of warrant, current		$ 4,000,000
Capital Royalty Partners Term Loan [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Term loan drown amount							$ 50,000,000
Capital Royalty Partners Term Loan [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt, face amount								$ 25,000,000
Revenue milestones for loan withdrawal over the three consecutive months prior to March 31, 2014								6,000,000
Capital Royalty Partners Term Loan [Member] | Third Tranche [Member]
Debt Instrument [Line Items]
Debt, face amount								25,000,000
Revenue milestones for loan withdrawal over the three consecutive months prior to March 31, 2014								15,000,000
Capital Royalty Partners Term Loan [Member] | Amended New Term Loan Credit Agreement [Member] | Conditional Waiver of Financial Covenants [Member]
Debt Instrument [Line Items]
Debt covenant description										The Company and CRG entered into an agreement amending the Term Loan to provide for conditional waivers of the agreement’s financial covenants, including the minimum revenue covenant for 2014, which would be waived and a prior breach cured as well as lowering the 2015 minimum revenue covenant to $20 million if the Company consummates either an initial public offering (“IPO”) with net proceeds to the Company of at least $40 million by March 31, 2015; private financing of $35 million plus greater of zero or $35 million less aggregate proceeds received from Series D financing with an IPO of $40 million before June 30, 2015; or strategic investment by a publicly listed company of at least $20 million before December 2014 with an IPO of $40 million before June 30, 2015.
Minimum revenue covenant										$ 20,000,000
Proceed from initial public offering			$ 40,000,000
Capital Royalty Partners Term Loan [Member] | Amended New Term Loan Credit Agreement [Member] | Conditional Waiver of Financial Covenants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Proceed from initial public offering						$ 40,000,000
Strategic investment											$ 20,000,000
Capital Royalty Partners Term Loan [Member] | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Total potential borrowings								$ 100,000,000